Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes
Income Taxes

Note 6

Income Taxes

Income taxes attributable to continuing operations for the years ended December 31, 2016, 2015 and 2014 differed from the amounts computed by applying the statutory U.S. Federal income tax rate of 35% to earnings before income taxes excluding noncontrolling interests for the following reasons:

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Computed “expected” tax expense excluding noncontrolling interests	$134	$84	$187
Adjustments to tax expense attributable to:
Foreign tax differences	(14)	22	4
Tax-exempt income	(15)	(11)	(9)
State income taxes, net of federal benefit	5	1	10
Federal tax credits	(31)	(16)	(12)
Domestic manufacturing deduction	(5)	(8)	(11)
Other	(4)	(3)	(1)
Total income tax expense	$70	$69	$168

Certain of Seaboard's foreign operations are subject to no income tax or a tax rate that is considerably lower than the U.S. corporate tax rate. Fluctuation of earnings or losses incurred from certain foreign operations conducting business in these jurisdictions can impact the mix of taxable earnings for each fiscal year.

Earnings before income taxes consisted of the following:

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
United States	$272	$196	$472
Foreign	110	44	63
Total earnings excluding noncontrolling interests	382	240	535
Less: Net income attributable to noncontrolling interests	(2)	(1)	(1)
Total earnings before income taxes	$384	$241	$536

The components of total income taxes were as follows:

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Current:
Federal	$(1)	$52	$111
Foreign	21	20	20
State and local	7	6	12
Deferred:
Federal	36	(14)	20
Foreign	4	8	1
State and local	3	(3)	4
Income tax expense	70	69	168
Unrealized changes in other comprehensive income	(12)	—	(27)
Total income taxes	$58	$69	$141

As of December 31, 2016 and 2015, Seaboard had income taxes receivable of $48 million and $33 million, respectively, primarily related to domestic tax jurisdictions, and had income taxes payable of $6 million and $4 million, respectively, primarily related to foreign tax jurisdictions.

Components of the net deferred income tax liability at the end of each year were as follows:

	December 31,
(Millions of dollars)	2016	2015
Deferred income tax liabilities:
Depreciation	$112	$112
Domestic partnerships	69	53
LIFO	10	11
Cash basis farming adjustment	9	9
Other	18	9
	$218	$194
Deferred income tax assets:
Reserves/accruals	$83	$103
Deferred earnings of foreign subsidiaries	45	36
Net operating and capital loss carry-forwards	50	10
Tax credit carry-forwards	13	14
Other	8	9
	199	172
Valuation allowance	58	19
Net deferred income tax liability	$77	$41

Seaboard recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense. For the years ended December 31, 2016, 2015 and 2014, such interest and penalties were not material. The Company had approximately $2 million and $4 million accrued for the payment of interest and penalties on uncertain tax positions at December 31, 2016 and 2015, respectively.

As of December 31, 2016 and 2015, Seaboard had $13 million and $7 million, respectively, in total unrecognized tax benefits all of which, if recognized, would affect the effective tax rate. Seaboard does not have any material uncertain tax positions in which it is reasonably possible that the total amounts of the unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date. The following table is a reconciliation of the beginning and ending amount of unrecognized tax benefits:

(Millions of dollars)	2016	2015
Beginning balance at January 1	$7	$7
Additions for uncertain tax positions of prior years	6	1
Decreases for uncertain tax positions of prior years	—	(2)
Additions for uncertain tax positions of current year	2	1
Lapse of statute of limitations	(2)	—
Ending balance at December 31	$13	$7

Seaboard’s tax returns are regularly audited by federal, state and foreign tax authorities, which may result in material adjustments. The IRS examination of Seaboard’s U.S. income tax return for 2013 began in 2016. With the exception of a loss carryback to 2012, tax years prior to 2013 are generally no longer subject to U.S. tax assessment. In Seaboard’s major non-U.S. jurisdictions, including Argentina and the Dominican Republic, tax years are typically subject to examination for three to six years.

As of December 31, 2016, Seaboard had not provided for U.S. Federal income and foreign withholding taxes on $1,038 million of undistributed earnings from foreign operations, as Seaboard intends to reinvest such earnings indefinitely outside of the U.S. Determination of the tax that might be paid on these undistributed earnings if eventually remitted is not practical. If Seaboard decided at a later date to repatriate these earnings to the U.S., Seaboard would be required to provide for the net tax effects on these amounts.

Management believes Seaboard’s future taxable income will be sufficient for full realization of the net deferred tax assets. The valuation allowance relates to the tax benefits from foreign net operating losses. Management does not believe these benefits are more likely than not to be realized due to limitations imposed on the deduction of these losses. At December 31, 2016, Seaboard had foreign net operating loss carry-forwards of approximately $144 million, a portion of which expire in varying amounts between 2017 and 2033, while others have indefinite expiration periods. As of the result of its 2016 acquisition of Belarina, Seaboard recorded a deferred tax asset of $25 million and a $25 million valuation allowance related to net operating losses with an indefinite expiration period. See Note 12 for further discussion of the acquisition. At December 31, 2016, Seaboard had state tax credit carry-forwards of approximately $20 million, net of valuation allowance, all of which carry-forward indefinitely.

Seaboard has certain investments in various limited partnerships as a limited partner that are expected to enable Seaboard to obtain certain tax credits. The balance of the low income housing investments recognized on the consolidated balance sheets as of December 31, 2016 and 2015 was $8 million and $10 million, respectively. Seaboard uses the proportional amortization method of accounting for all of its qualified affordable housing project investments by amortizing the initial cost of the investment in proportion to the income tax credits received and recognizing as a component of income tax expense. Seaboard also has invested in two limited liability companies that operate refined coal processing plants that generate federal income tax credits based on production levels. Seaboard began investing in the Oklahoma plant in February 2015 and the Nebraska plant in January 2016 for total contributions of $14 million and $9 million during 2016 and 2015, respectively. Seaboard’s funding commitments vary depending on production. See Note 10 for Seaboard’s estimate of its funding commitment for both plants. Additionally, Seaboard invested $10 million during 2016 in two limited liability companies that operate solar energy production facilities that generate investment tax credits. These other alternative investments are accounted for using the equity method of accounting.

On December 18, 2015, the Protecting Americans from Tax Hikes Act of 2015 (the “2015 Tax Act”) was signed into law. The 2015 Tax Act reinstated and made permanent certain expired corporate income tax provisions that impact current and deferred taxes for financial reporting purposes. The annual effects of the provisions in this law on current and deferred tax assets and liabilities for Seaboard were recorded in the fourth quarter of 2015. The impact was a tax benefit of $13 million, or $10.92 per common share, primarily related to certain income tax credits. In addition to this amount was a credit of $17 million, or $14.88 per common share, for the 2015 Federal blender’s credits (extended by the 2015 Tax Act through December 31, 2016) that was recognized as revenues in the fourth quarter of 2015. There was no tax expense on these transactions. Since the 2015 Tax Act extended the provisions through December 31, 2016, revenue was recognized ratably throughout 2016. The Federal blender’s credits have not been renewed for 2017.

On December 19, 2014, the Tax Increase Prevention Act of 2014 (the “2014 Tax Act”) was signed into law. The 2014 Tax Act extended many expired corporate income tax provisions through December 31, 2014, which impacted current and deferred income taxes for financial reporting purposes. The total annual effects of the provisions in this law on current and deferred tax assets and liabilities for Seaboard were recorded in the fourth quarter of 2014. The impact was a tax benefit of $11 million, or $9.68 per common share, primarily related to certain income tax credits. In addition to this amount was a credit of $15 million for the Federal blender’s credits for 2014 that was recognized as revenues in the fourth quarter of 2014. See Note 13 for further discussion of the Federal blender’s credit.